UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21200

THE DENALI FUND INC.
 (Exact name of registrant as specified in charter)

 Fund Administrative Services, LLC
 2344 Spruce Street, Suite A, Boulder, CO 80302
(Address of principal executive offices) (Zip code)

Fund Administrative Services, LLC
2344 Spruce Street, Suite A, Boulder, CO 80302
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 444-5483

Date of fiscal year end: October 31

Date of reporting period: July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

For Period July 1, 2013 to June 30, 2014

Matter
			Shareholder					Proposed			For or
	Ticker		Meeting	Record	Meeting	Proposal		by Issuer	Vote Cast	Vote	Against
Name of Issuer	Symbol	CUSIP	Date	Date	Type	Number	Description of Matter to be Voted On	or Holder	(Yes or Abstain)	(For or Against)	Management

FREEPORT-MCMORAN COPPER & GOLD INC.	FCX	35671D857	7/16/2013	5/24/2013	Annual	1	Election of directors. Nominees:
							1) RICHARD C. ADKERSON	Issuer	Yes	For	For
							2) ROBERT J. ALLISON, JR.	Issuer	Yes	For	For
							3) ALAN R. BUCKWALTER, III	Issuer	Yes	For	For
							4) ROBERT A. DAY	Issuer	Yes	For	For
							5) JAMES C. FLORES	Issuer	Yes	For	For
							6) GERALD J. FORD	Issuer	Yes	For	For
							7) THOMAS A. FRY, III	Issuer	Yes	For	For
							8) H. DEVON GRAHAM, JR.	Issuer	Yes	For	For
							9) CHARLES C. KRULAK	Issuer	Yes	For	For
							10) BOBBY LEE LACKEY	Issuer	Yes	For	For
							11) JON C. MADONNA	Issuer	Yes	For	For
							12) DUSTAN E. MCCOY	Issuer	Yes	For	For
							13) JAMES R. MOFFETT	Issuer	Yes	For	For
							14) B.M. RANKIN, JR.	Issuer	Yes	For	For
							15) STEPHEN H. SIEGELE	Issuer	Yes	For	For
						2	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Issuer	Yes	For	For
						3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
						4	STOCKHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE TO BE RECOMMENDED FOR ELECTION TO THE BOARD OF DIRECTORS.	Holder	Yes	Against	For
						5	STOCKHOLDER PROPOSAL REGARDING THE REQUIREMENT THAT OUR CHAIRMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT MEMBER OF THE BOARD OF DIRECTORS.	Holder	Yes	Against	For
						6	STOCKHOLDER PROPOSAL REGARDING THE ADOPTION BY THE BOARD OF DIRECTORS OF A POLICY ON BOARD DIVERSITY.	Holder	Yes	Against	For
						7	STOCKHOLDER PROPOSAL REGARDING THE AMENDMENT OF OUR BYLAWS TO PERMIT STOCKHOLDERS HOLDING 15% OF OUR OUTSTANDING COMMON STOCK TO CALL A SPECIAL MEETING OF STOCKHOLDERS.	Holder	Yes	For	Against

ORACLE CORPORATION	ORCL	68389X105	10/31/2013	9/3/2013	Annual	1	Election of directors. Nominees:
							1) JEFFREY S. BERG	Issuer	Yes	For	For
							2) H. RAYMOND BINGHAM	Issuer	Yes	For	For
							3) MICHAEL J. BOSKIN	Issuer	Yes	For	For
							4) SAFRA A. CATZ	Issuer	Yes	For	For
							5) BRUCE R. CHIZEN	Issuer	Yes	For	For
							6) GEORGE H. CONRADES	Issuer	Yes	For	For
							7) LAWRENCE J. ELLISON	Issuer	Yes	For	For
							8) HECTOR GARCIA-MOLINA	Issuer	Yes	For	For
							9) JEFFREY O. HENLEY	Issuer	Yes	For	For
							10) MARK V. HURD	Issuer	Yes	For	For
							11) NAOMI O. SELIGMAN	Issuer	Yes	For	For
						2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
						3	APPROVAL OF AMENDMENT TO THE LONG-TERM EQUITY INCENTIVE PLAN.	Issuer	Yes	For	For
						4	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.	Issuer	Yes	For	For
						5	STOCKHOLDER PROPOSAL REGARDING ESTABLISHING A BOARD COMMITTEE ON HUMAN RIGHTS.	Holder	Yes	Against	For
						6	STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN.	Holder	Yes	Against	For
						7	STOCKHOLDER PROPOSAL REGARDING VOTE TABULATION.	Holder	Yes	Against	For
						8	STOCKHOLDER PROPOSAL REGARDING MULTIPLE PERFORMANCE METRICS.	Holder	Yes	Against	For
						9	STOCKHOLDER PROPOSAL REGARDING QUANTIFIABLE PERFORMANCE METRICS.	Holder	Yes	Against	For

CISCO SYSTEMS, INC.	CSCO	17275R102	11/19/2013	9/20/2013	Annual	1	Election of directors. Nominees:
							1) CAROL A. BARTZ	Issuer	Yes	For	For
							2) MARC BENIOFF	Issuer	Yes	For	For
							3) GREGORY Q. BROWN	Issuer	Yes	For	For
							4) M. MICHELE BURNS	Issuer	Yes	For	For
							5) MICHAEL D. CAPELLAS	Issuer	Yes	For	For
							6) JOHN T. CHAMBERS	Issuer	Yes	For	For
							7) BRIAN L. HALLA	Issuer	Yes	For	For
							8) DR. JOHN L. HENNESSY	Issuer	Yes	For	For
							9) DR. KRISTINA M. JOHNSON	Issuer	Yes	For	For
							10) RODERICK C. MCGEARY	Issuer	Yes	For	For
							11) ARUN SARIN	Issuer	Yes	For	For
							12) STEVEN M. WEST	Issuer	Yes	For	For
						2	APPROVAL OF AMENDMENT AND RESTATEMENT OF THE 2005 STOCK INCENTIVE PLAN.	Issuer	Yes	For	For
						3	APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
						4	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS CISCO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2014.	Issuer	Yes	For	For
						5	APPROVAL TO HAVE CISCO HOLD A COMPETITION FOR GIVING PUBLIC ADVICE ON THE VOTING ITEMS IN THE PROXY FILING FOR CISCO'S 2014 ANNUAL SHAREOWNERS MEETING.	Holder	Yes	Against	For

DREYFUS TREASURY & AGENCY CASH MANAGEMENT	DTRXX	261908107	12/6/2013	10/11/2013	Special	1	Election of directors. Nominees:
							1) GORDON J. DAVIS	Issuer	Yes	For	For
							2) WHITNEY I. GERARD	Issuer	Yes	For	For
							3) ROBIN A. MELVIN	Issuer	Yes	For	For
							4) NATHAN LEVENTHAL	Issuer	Yes	For	For
							5) ROSLYN M. WATSON	Issuer	Yes	For	For

LINN ENERGY, LLC	LINE	536020100	12/16/2013	11/14/2013	Annual	1	Election of directors. Nominees:
							1) GEORGE A. ALCORN	Issuer	Yes	For	For
							2) DAVID D. DUNLAP	Issuer	Yes	For	For
							3) MARK E. ELLIS	Issuer	Yes	For	For
							4) MICHAEL C. LINN	Issuer	Yes	For	For
							5) JOSEPH P. MCCOY	Issuer	Yes	For	For
							6) JEFFREY C. SWOVELAND	Issuer	Yes	For	For
						2	RATIFICATION OF THE SELECTION OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT FOR LINN FOR 2013.	Issuer	Yes	For	For
3
APPROVAL OF THE ISSUANCE OF LINN UNITS TO LINNCO, LLC ("LINNCO") IN EXCHANGE FOR THE CONTRIBUTION OF BERRY PETROLEUM COMPANY ("BERRY") TO LINN PURSUANT TO THE TRANSACTIONS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 20, 2013, AS AMENDED BY AMENDMENT NO. 1 TO AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 3, 2013, AND AMENDMENT NO. 2 TO AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 13, 2013, BY AND AMONG BERRY, BACCHUS HOLDCO, INC., A DIRECT WHOLLY OWNED SUBSIDIARY OF BERRY ("HOLDCO"), BACCHUS MERGER SUB, INC., A DIRECT WHOLLY OWNED SUBSIDIARY OF HOLDCO, LINNCO, LINN ACQUISITION COMPANY, LLC, A DIRECT WHOLLY OWNED SUBSIDIARY OF LINNCO, AND LINN, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME (THE "MERGER AGREEMENT") AND THE CONTRIBUTION AGREEMENT DATED FEBRUARY 20, 2013, AS AMENDED BY AMENDMENT NO. 1 TO CONTRIBUTION AGREEMENT, DATED AS OF NOVEMBER 3, 2013 BY AND BETWEEN LINNCO AND LINN.
								Issuer	Yes	For	For
4
APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE LINN ENERGY, LLC AMENDED AND RESTATED LONG-TERM INCENTIVE PLAN (THE "LTIP"), WHICH INCREASES THE TOTAL NUMBER OF LINN UNITS AUTHORIZED TO BE ISSUED UNDER THE LTIP FROM 12,200,000 UNITS TO 21,000,000 UNITS.
								Issuer	Yes	For	For
5
APPROVAL OF ANY ADJOURNMENT OF THE LINN ANNUAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF ALL OF THE PROPOSALS VOTED ON BY THE LINN UNITHOLDERS AT THE LINN ANNUAL MEETING.
								Issuer	Abstain	Abstain	Abstain

RMR REAL ESTATE INCOME FUND	RIF	76970B101	4/23/2014	2/14/2014	Annual	1	ELECTION OF CLASS I TRUSTEE: JOHN L. HARRINGTON	Issuer	Yes	For	For
2
IN THEIR DISCRETION, THE PROXY HOLDERS ARE AUTHORIZED TO VOTE AND OTHERWISE REPRESENT THE UNDERSIGNED ON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR AT ANY ADJOURNMENTS, POSTPONEMENTS OR DELAYS THEREOF.
								Issuer	NA	NA	NA

LINN ENERGY, LLC	LINE	536020100	4/22/2014	3/3/2014	Annual	1	Election of Directors. Nominees:
							1) MARK E. ELLIS	Issuer	Yes	For	For
							2) DAVID D. DUNLAP	Issuer	Yes	For	For
							3) STEPHEN J. HADDEN	Issuer	Yes	For	For
							4) MICHAEL C. LINN	Issuer	Yes	For	For
							5) JOSEPH P. MCCOY	Issuer	Yes	For	For
							6) JEFFREY C. SWOVELAND	Issuer	Yes	For	For
						2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT OF LINN FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	Issuer	Yes	For	For
						3	TO PROVIDE A NON-BINDING ADVISORY VOTE APPROVING LINN'S EXECUTIVE COMPENSATION PROGRAM.	Issuer	Yes	For	For

JOHNSON & JOHNSON	JNJ	478160104	4/24/2014	2/25/2014	Annual	1	Election of Directors. Nominees:
							1) MARY SUE COLEMAN	Issuer	Yes	For	For
							2) JAMES G. CULLEN	Issuer	Yes	For	For
							3) IAN E. L. DAVIS	Issuer	Yes	For	For
							4) ALEX GORSKY	Issuer	Yes	For	For
							5) SUSAN L. LINDQUIST	Issuer	Yes	For	For
							6) MARK B. MCCLELLAN	Issuer	Yes	For	For
							7) ANNE M. MULCAHY	Issuer	Yes	For	For
							8) LEO F. MULLIN	Issuer	Yes	For	For
							9) WILLIAM D. PEREZ	Issuer	Yes	For	For
							10) CHARLES PRINCE	Issuer	Yes	For	For
							11) A. EUGENE WASHINGTON	Issuer	Yes	For	For
							12) RONALD A. WILLIAMS	Issuer	Yes	For	For
						2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Issuer	Yes	For	For
						3	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014	Issuer	Yes	For	For
						4	SHAREHOLDER PROPOSAL - EXECUTIVES TO RETAIN SIGNIFICANT STOCK	Holder	Yes	Against	For

COHEN & STEERS INFRASTRUCTURE FUND, INC.	UTF	19248A109	4/24/2014	2/21/2014	Annual	1	Election of Directors. Nominees:
							1) BONNIE COHEN	Issuer	Yes	For	For
							2) MICHAEL CLARK	Issuer	Yes	For	For
							3) RICHARD E. KROON	Issuer	Yes	For	For

INTERNATIONAL BUSINESS MACHINES CORP.	IBM	459200101	4/29/2014	2/28/2014	Annual	1	Election of Directors. Nominees:
							1) A.J.P. BELDA	Issuer	Yes	For	For
							2) W.R. BRODY	Issuer	Yes	For	For
							3) K.I. CHENAULT	Issuer	Yes	For	For
							4) M.L. ESKEW	Issuer	Yes	For	For
							5) D.N. FARR	Issuer	Yes	For	For
							6) S.A. JACKSON	Issuer	Yes	For	For
							7) A.N. LIVERIS	Issuer	Yes	For	For
							8) W.J. MCNERNEY, JR.	Issuer	Yes	For	For
							9) J.W. OWENS	Issuer	Yes	For	For
							10) V.M. ROMETTY	Issuer	Yes	For	For
							11) J.E. SPERO	Issuer	Yes	For	For
							12) S. TAUREL	Issuer	Yes	For	For
							13) L.H. ZAMBRANO	Issuer	Yes	For	For
						2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 71)	Issuer	Yes	For	For
						3	ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 72)	Issuer	Yes	For	For
						4	APPROVAL OF LONG-TERM INCENTIVE PERFORMANCE TERMS FOR CERTAIN EXECUTIVES PURSUANT TO SECTION 162(M) OF THE INTERNAL REVENUE CODE (PAGE 73)	Issuer	Yes	For	For
						5	ADOPTION OF THE IBM 2014 EMPLOYEES STOCK PURCHASE PLAN ((PAGE 76)	Issuer	Yes	For	For
						6	STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES ((PAGE 78)	Holder	Yes	Against	For
						7	STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT (PAGE 79)	Holder	Yes	For	Against
						8	STOCKHOLDER PROPOSAL TO LIMIT ACCELERATED EXECUTIVE PAY (PAGE 80)	Holder	Yes	For	Against

WELLS FARGO & COMPANY	WFC	949746101	4/29/2014	3/4/2014	Annual	1	Election of Directors. Nominees:
							1) JOHN D. BAKER II	Issuer	Yes	For	For
							2) ELAINE L. CHAO	Issuer	Yes	For	For
							3) JOHN S. CHEN	Issuer	Yes	For	For
							4) LLOYD H. DEAN	Issuer	Yes	For	For
							5) SUSAN E. ENGEL	Issuer	Yes	For	For
							6) ENRIQUE HERNANDEZ, JR.	Issuer	Yes	For	For
							7) DONALD M. JAMES	Issuer	Yes	For	For
							8) CYNTHIA H. MILLIGAN	Issuer	Yes	For	For
							9) FEDERICO F. PENA	Issuer	Yes	For	For
							10) JAMES H. QUIGLEY	Issuer	Yes	For	For
							11) JUDITH M. RUNSTAD	Issuer	Yes	For	For
							12) STEPHEN W. SANGER	Issuer	Yes	For	For
							13) JOHN G. STUMPF	Issuer	Yes	For	For
							14) SUSAN G. SWENSON	Issuer	Yes	For	For
						2	VOTE ON AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
						3	RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.	Issuer	Yes	For	For
						4	ADOPT A POLICY TO REQUIRE AN INDEPENDENT CHAIRMAN.	Holder	Yes	Against	For
						5	REVIEW AND REPORT ON INTERNAL CONTROLS OVER THE COMPANY'S MORTGAGE SERVICING AND FORECLOSURE PRACTICES.	Holder	Yes	Against	For

SANOFI	SNY	80105N105	5/5/2014	3/27/2014	Annual	1	APPROVAL OF THE INDIVIDUAL COMPANY FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2013.	Issuer	No	NA	NA
						2	APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2013.	Issuer	No	NA	NA
						3	APPROPRIATION OF PROFITS; DECLARATION OF DIVIDEND.	Issuer	No	NA	NA
						4	APPROVAL OF THE AGREEMENTS AND UNDERTAKINGS REFERRED TO IN ARTICLES L. 225-38 ET SEQ. OF THE FRENCH COMMERCIAL CODE.	Issuer	No	NA	NA
						5	RENEWAL OF A DIRECTOR (CHRISTOPHER VIEHBACHER).	Issuer	No	NA	NA
						6	RENEWAL OF A DIRECTOR (ROBERT CASTAIGNE)	Issuer	No	NA	NA
						7	RENEWAL OF A DIRECTOR (CHRISTIAN MULLIEZ).	Issuer	No	NA	NA
						8	APPOINTMENT OF A DIRECTOR (PATRICK KRON).	Issuer	No	NA	NA
						9	ADVISORY VOTE ON THE ELEMENTS OF COMPENSATION DUE OR GRANTED TO MR. SERGE WEINBERG, CHAIRMAN OF THE BOARD OF DIRECTORS.	Issuer	No	NA	NA
						10	ADVISORY VOTE ON THE ELEMENTS OF COMPENSATION DUE OR GRANTED TO CHRISTOPHER VIEHBACHER, CHIEF EXECUTIVE OFFICER.	Issuer	No	NA	NA
						11	AUTHORIZATION TO THE BOARD OF DIRECTORS TO CARRY OUT TRANSACTIONS IN SHARES ISSUED BY THE COMPANY.	Issuer	No	NA	NA
						12	POWERS FOR FORMALITIES.	Issuer	No	NA	NA

BERKSHIRE HATHAWAY INC.	BRK-A	084670108	5/3/2014	3/5/2014	Annual	1	Election of Directors. Nominees:
							1) WARREN E. BUFFETT	Issuer	Yes	For	For
							2) CHARLES T. MUNGER	Issuer	Yes	For	For
							3) HOWARD G. BUFFETT	Issuer	Yes	For	For
							4) STEPHEN B. BURKE	Issuer	Yes	For	For
							5) SUSAN L. DECKER	Issuer	Yes	For	For
							6) WILLIAM H. GATES III	Issuer	Yes	For	For
							7) DAVID S. GOTTESMAN	Issuer	Yes	For	For
							8) CHARLOTTE GUYMAN	Issuer	Yes	For	For
							9) DONALD R. KEOUGH	Issuer	Yes	For	For
							10) THOMAS S. MURPHY	Issuer	Yes	For	For
							11) RONALD L. OLSON	Issuer	Yes	For	For
							12) WALTER SCOTT, JR.	Issuer	Yes	For	For
							13) MERYL B. WITMER	Issuer	Yes	For	For
						2	NON-BINDING RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE 2014 PROXY STATEMENT.	Issuer	Yes	For	For
						3	NON-BINDING RESOLUTION TO DETERMINE THE FREQUENCY (WHETHER ANNUAL, BIENNIAL OR TRIENNIAL) WITH WHICH SHAREHOLDERS OF THE COMPANY SHALL BE ENTITLED TO HAVE AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Issuer	Yes	1YR	Against
						4	SHAREHOLDER PROPOSAL REGARDING GREENHOUSE GAS AND OTHER AIR EMISSIONS.	Holder	Yes	Against	For
						5	SHAREHOLDER PROPOSAL REGARDING DIVIDENDS.	Holder	Yes	Against	For

3M COMPANY	MMM	88579Y101	5/13/2014	3/14/2014	Annual	1	Election of Directors. Nominees:
							1) LINDA G. ALVARADO	Issuer	Yes	For	For
							2) THOMAS "TONY" K BROWN	Issuer	Yes	For	For
							3) VANCE D. COFFMAN	Issuer	Yes	For	For
							4) MICHAEL L. ESKEW	Issuer	Yes	For	For
							5) HERBERT L. HENKEL	Issuer	Yes	For	For
							6) MUHTAR KENT	Issuer	Yes	For	For
							7) EDWARD M. LIDDY	Issuer	Yes	For	For
							8) INGE G. THULIN	Issuer	Yes	For	For
							9) ROBERT J. ULRICH	Issuer	Yes	For	For
						2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
						3	ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
						4	STOCKHOLDER PROPOSAL ON RIGHT TO ACT BY WRITTEN CONSENT.	Holder	Yes	For	Against

VENTAS, INC.	VTR	92276F100	5/15/2014	3/17/2014	Annual	1	Election of Directors. Nominees:
							1) DEBRA A. CAFARO	Issuer	Yes	For	For
							2) DOUGLAS CROCKER II	Issuer	Yes	For	For
							3) RONALD G. GEARY	Issuer	Yes	For	For
							4) JAY M. GELLERT	Issuer	Yes	For	For
							5) RICHARD I. GILCHRIST	Issuer	Yes	For	For
							6) MATTHEW J. LUSTIG	Issuer	Yes	For	For
							7) DOUGLAS M. PASQUALE	Issuer	Yes	For	For
							8) ROBERT D. REED	Issuer	Yes	For	For
							9) GLENN J. RUFRANO	Issuer	Yes	For	For
							10) JAMES D. SHELTON	Issuer	Yes	For	For
						2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.	Issuer	Yes	For	For
						3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Issuer	Yes	For	For

ALTRIA GROUP, INC.	MO	02209S103	5/14/2014	3/24/2014	Annual	1	Election of Directors. Nominees:
							1) GERALD L. BALILES	Issuer	Yes	For	For
							2) MARTIN J. BARRINGTON	Issuer	Yes	For	For
							3) JOHN T. CASTEEN III	Issuer	Yes	For	For
							4) DINYAR S. DEVITRE	Issuer	Yes	For	For
							5) THOMAS F. FARRELL II	Issuer	Yes	For	For
							6) THOMAS W. JONES	Issuer	Yes	For	For
							7) DEBRA J. KELLY-ENNIS	Issuer	Yes	For	For
							8) W. LEO KIELY III	Issuer	Yes	For	For
							9) KATHRYN B. MCQUADE	Issuer	Yes	For	For
							10) GEORGE MUNOZ	Issuer	Yes	For	For
							11) NABIL Y. SAKKAB	Issuer	Yes	For	For
						2	RATIFICATION OF THE SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
						3	ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS	Issuer	Yes	For	For
						4	SHAREHOLDER PROPOSAL - PREPARATION OF HEALTH EFFECT AND CESSATION MATERIALS FOR POOR AND LESS FORMALLY EDUCATED TOBACCO CONSUMERS	Holder	Yes	Against	For
						5	SHAREHOLDER PROPOSAL - DISCLOSURE OF LOBBYING POLICIES AND PRACTICES	Holder	Yes	Against	For

KOHL'S CORPORATION	KSS	500255104	5/15/2014	3/12/2014	Annual	1	Election of Directors. Nominees:
							1) PETER BONEPARTH	Issuer	Yes	For	For
							2) STEVEN A. BURD	Issuer	Yes	For	For
							3) DALE E. JONES	Issuer	Yes	For	For
							4) KEVIN MANSELL	Issuer	Yes	For	For
							5) JOHN E. SCHLIFSKE	Issuer	Yes	For	For
							6) FRANK V. SICA	Issuer	Yes	For	For
							7) PETER M. SOMMERHAUSER	Issuer	Yes	For	For
							8) STEPHANIE A. STREETER	Issuer	Yes	For	For
							9) NINA G. VACA	Issuer	Yes	For	For
							10) STEPHEN E. WATSON	Issuer	Yes	For	For
						2	RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
						3	ADVISORY VOTE ON APPROVAL OF NAMED EXECUTIVE OFFICER COMPENSATION.	Issuer	Yes	For	For
						4	SHAREHOLDER PROPOSAL: EXECUTIVES TO RETAIN SIGNIFICANT STOCK.	Holder	Yes	Against	For
						5	SHAREHOLDER PROPOSAL: ANNUAL REPORT ON THE COSTS, BENEFITS AND SCIENTIFIC SUPPORT FOR SUSTAINABILITY INITIATIVES.	Holder	Yes	Against	For

JPMORGAN CHASE & CO.	JPM	46625H100	5/20/2014	3/21/2014	Annual	1	Election of Directors. Nominees:
							1) LINDA B. BAMMANN	Issuer	Yes	For	For
							2) JAMES A. BELL	Issuer	Yes	For	For
							3) CRANDALL C. BOWLES	Issuer	Yes	For	For
							4) STEPHEN B. BURKE	Issuer	Yes	For	For
							5) JAMES S. CROWN	Issuer	Yes	For	For
							6) JAMES DIMON	Issuer	Yes	For	For
							7) TIMOTHY P. FLYNN	Issuer	Yes	For	For
							8) LABAN P. JACKSON, JR.	Issuer	Yes	For	For
							9) MICHAEL A. NEAL	Issuer	Yes	For	For
							10) LEE R. RAYMOND	Issuer	Yes	For	For
							11) WILLIAM C. WELDON	Issuer	Yes	For	For
						2	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	Issuer	Yes	For	For
						3	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
						4	LOBBYING REPORT - REQUIRE ANNUAL REPORT ON LOBBYING	Holder	Yes	Against	For
						5	SPECIAL SHAREOWNER MEETINGS - REDUCE THRESHOLD TO 15% RATHER THAN 20% AND REMOVE PROCEDURAL PROVISIONS	Holder	Yes	For	Against
						6	CUMULATIVE VOTING - REQUIRE CUMULATIVE VOTING FOR DIRECTORS RATHER THAN ONE-SHARE ONE-VOTE	Holder	Yes	For	Against

CHEVRON CORPORATION	CVX	166764100	5/28/2014	4/2/2014	Annual	1	Election of Directors. Nominees:
							1) L.F. DEILY	Issuer	Yes	For	For
							2) R.E. DENHAM	Issuer	Yes	For	For
							3) A.P. GAST	Issuer	Yes	For	For
							4) E. HERNANDEZ, JR.	Issuer	Yes	For	For
							5) J.M. HUNTSMAN, JR.	Issuer	Yes	For	For
							6) G.L. KIRKLAND	Issuer	Yes	For	For
							7) C.W. MOORMAN	Issuer	Yes	For	For
							8) K.W. SHARER	Issuer	Yes	For	For
							9) J.G. STUMPF	Issuer	Yes	For	For
							10) R.D. SUGAR	Issuer	Yes	For	For
							11) C. WARE	Issuer	Yes	For	For
							12) J.S. WATSON	Issuer	Yes	For	For
						2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
						3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Issuer	Yes	For	For
						4	CHARITABLE CONTRIBUTIONS DISCLOSURE	Holder	Yes	Against	For
						5	LOBBYING DISCLOSURE	Holder	Yes	Against	For
						6	SHALE ENERGY OPERATIONS	Holder	Yes	Against	For
						7	INDEPENDENT CHAIRMAN	Holder	Yes	Against	For
						8	SPECIAL MEETINGS	Holder	Yes	For	Against
						9	INDEPENDENT DIRECTOR WITH ENVIRONMENTAL EXPERTISE	Holder	Yes	Against	For
						10	COUNTRY SELECTION GUIDELINES	Holder	Yes	Against	For

CATERPILLAR INC.	CAT	149123101	6/11/2014	4/14/2014	Annual	1	Election of Directors. Nominees:
							1) DAVID L. CALHOUN	Issuer	Yes	For	For
							2) DANIEL M. DICKINSON	Issuer	Yes	For	For
							3) JUAN GALLARDO	Issuer	Yes	For	For
							4) JESSE J. GREENE, JR.	Issuer	Yes	For	For
							5) JON M. HUNTSMAN, JR.	Issuer	Yes	For	For
							6) PETER A. MAGOWAN	Issuer	Yes	For	For
							7) DENNIS A. MUILENBURG	Issuer	Yes	For	For
							8) DOUGLAS R. OBERHELMAN	Issuer	Yes	For	For
							9) WILLIAM A. OSBORN	Issuer	Yes	For	For
							10) EDWARD B. RUST, JR.	Issuer	Yes	For	For
							11) SUSAN C. SCHWAB	Issuer	Yes	For	For
							12) MILES D. WHITE	Issuer	Yes	For	For
						2	RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.	Issuer	Yes	For	For
						3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
						4	APPROVE THE CATERPILLAR INC. 2014 LONG-TERM INCENTIVE PLAN.	Issuer	Yes	For	For
						5	APPROVE THE CATERPILLAR INC. EXECUTIVE SHORT-TERM INCENTIVE PLAN.	Issuer	Yes	For	For
						6	STOCKHOLDER PROPOSAL - REVIEW OF GLOBAL CORPORATE STANDARDS.	Holder	Yes	Against	For
						7	STOCKHOLDER PROPOSAL - SALES TO SUDAN.	Holder	Yes	Against	For
						8	STOCKHOLDER PROPOSAL - CUMULATIVE VOTING.	Holder	Yes	For	Against

LTC PROPERTIES, INC.	LTC	502175102	6/10/2014	4/15/2014	Annual	1	Election of Directors. Nominees:
							1) BOYD W. HENDRICKSON	Issuer	Yes	For	For
							2) EDMUND C. KING	Issuer	Yes	For	For
							3) JAMES J. PIECZYNSKI	Issuer	Yes	For	For
							4) DEVRA G. SHAPIRO	Issuer	Yes	For	For
							5) WENDY L. SIMPSON	Issuer	Yes	For	For
							6) TIMOTHY J. TRICHE, M.D.	Issuer	Yes	For	For
						2	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
						3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Issuer	Yes	For	For

JPMORGAN TRUST I	CJPXX		6/10/2014		Special	1	Election of Trustees/Directors. Nominees:
							1) DR. MATTHEW GOLDSTEIN	Issuer	Yes	For	For
							2) JOHN F. FINN	Issuer	Yes	For	For
							3) ROBERT J. HIGGINS	Issuer	Yes	For	For
							4) PETER C. MARSHALL	Issuer	Yes	For	For
							5) MARY E. MARTINEZ	Issuer	Yes	For	For
							6) MARILYN MCCOY	Issuer	Yes	For	For
							7) MITCHELL M. MERIN	Issuer	Yes	For	For
							8) WILLIAM G. MORTON, JR.	Issuer	Yes	For	For
							9) DR. ROBERT A. ODEN, JR.	Issuer	Yes	For	For
							10) MARIAN U. PARDO	Issuer	Yes	For	For
							11) FREDERICK W. RUEBECK	Issuer	Yes	For	For
							12) JAMES J. SCHONBACHLER	Issuer	Yes	For	For
							13) FRANKIE D. HUGHES	Issuer	Yes	For	For

FREEPORT-MCMORAN COPPER & GOLD INC.	FCX	35671D857	6/17/2014	4/21/2014	Annual	1	Election of Directors. Nominees:
							1) RICHARD C. ADKERSON	Issuer	Yes	For	For
							2) ROBERT J. ALLISON, JR.	Issuer	Yes	For	For
							3) ALAN R. BUCKWALTER, III	Issuer	Yes	For	For
							4) ROBERT A. DAY	Issuer	Yes	For	For
							5) JAMES C. FLORES	Issuer	Yes	For	For
							6) GERALD J. FORD	Issuer	Yes	For	For
							7) THOMAS A. FRY, III	Issuer	Yes	For	For
							8) H. DEVON GRAHAM, JR.	Issuer	Yes	For	For
							9) LYDIA H. KENNARD	Issuer	Yes	For	For
							10) CHARLES C. KRULAK	Issuer	Yes	For	For
							11) BOBBY LEE LACKEY	Issuer	Yes	For	For
							12) JON C. MADONNA	Issuer	Yes	For	For
							13) DUSTAN E. MCCOY	Issuer	Yes	For	For
							14) JAMES R. MOFFETT	Issuer	Yes	For	For
							15) STEPHEN H. SIEGELE	Issuer	Yes	For	For
							16) FRANCES FRAGOS TOWNSEND	Issuer	Yes	For	For
						2	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Issuer	Yes	For	For
						3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
						4	APPROVAL OF THE FREEPORT-MCMORAN COPPER & GOLD INC. ANNUAL INCENTIVE PLAN.	Issuer	Yes	For	For
						5	STOCKHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE TO BE RECOMMENDED FOR ELECTION TO THE BOARD OF DIRECTORS.	Holder	Yes	Against	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller
President (Principal Executive Officer)

Date:	August 29, 2014